Total Invested Assets and Related Net Investment Income - Narrative (Details)	12 Months Ended
	Dec. 31, 2021 CAD ($)	Dec. 31, 2020 CAD ($)
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Financial assets	$ 173,735,000,000	$ 168,785,000,000
Other financial liabilities	1,810,000,000	1,136,000,000
Derivative financial liabilities	1,392,000,000	1,744,000,000
Obligations for securities borrowing	51,000,000	0
Collateralized loan obligation	1,726,000,000	0
Assets supporting CLOs	1,865,000,000	0
Maximum contractual exposure to credit risk of loans or receivables	104,000,000	0
Net ineffectiveness on fair value hedges	2,000,000	1,000,000
Financial assets, at fair value	$ 177,789,000,000	$ 175,070,000,000
Repurchase agreement interest rate	0.35%	0.37%
Carrying value of securities lent	$ 2,324,000,000	$ 2,208,000,000
Cash collateral on securities lent
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Gross financial liabilities presented in the Consolidated Statements of Financial Position	51,000,000	306,000,000
Securitized mortgages
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Financial liabilities, at fair value	2,043,000,000	2,032,000,000
Financial liabilities	2,007,000,000	1,912,000,000
Scenario, Forecast
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Reclassification expectation from AOCI to net income	$ 7,000,000	6,000,000
Bottom of range
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Repurchase agreement maturity period	5 days
Top of range
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Repurchase agreement maturity period	365 days
Weighted average
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Repurchase agreement maturity period	105 days
Discounted cash flow | Investment property
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Expected return period	10 years
Discounted cash flow | Bottom of range
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Rental growth rate (per annum)	0.00%
Long-term vacancy rate	2.00%
Discount rate	4.75%
Terminal capitalization rate	4.00%
Discounted cash flow | Top of range
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Rental growth rate (per annum)	3.00%
Long-term vacancy rate	10.00%
Discount rate	9.50%
Terminal capitalization rate	7.75%
Discounted cash flow | Retail and office properties | Bottom of range
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Estimated rental value (per square foot, per annum)	12.00
Discounted cash flow | Retail and office properties | Top of range
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Estimated rental value (per square foot, per annum)	76.00
Discounted cash flow | Industrial properties | Bottom of range
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Estimated rental value (per square foot, per annum)	3.00
Discounted cash flow | Industrial properties | Top of range
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Estimated rental value (per square foot, per annum)	21.50
Financial liabilities at fair value through profit or loss, category [member]
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Derivative financial liabilities	$ 1,392,000,000	1,744,000,000
Level 3
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Financial liabilities, at fair value	1,865,000,000	1,233,000,000
Financial assets | Level 3
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Financial assets	$ 12,268,000,000	12,327,000,000
Mortgages | Level 3
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Risk-adjusted spreads	20 years
Loans | Level 3
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Risk-adjusted spreads	10 years
Securitized mortgages
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Financial assets	$ 1,856,000,000	1,781,000,000
Financial assets, at fair value	1,882,000,000	1,873,000,000
Asset-Backed Securities In Principal Reinvestment Account
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Financial assets	164,000,000	145,000,000
Cash And Cash Equivalents In Principal Reinvestment Account
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Financial assets	4,000,000	0
Transferred Assets
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Financial assets, at fair value	2,324,000,000	2,208,000,000
Collateral associated with securities lending
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Carrying value of securities lent	2,372,000,000	2,063,000,000
Securities lending
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Carrying value of securities lent	2,257,000,000	1,974,000,000
Fair value through profit or loss | Financial assets | Level 2
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Financial assets	43,488,000,000	$ 43,904,000,000
Cash and Accounts Receivable
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Assets supporting CLOs	319,000,000
Loans
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Assets supporting CLOs	$ 1,546,000,000